Financial Instruments (Details) - Schedule of reconciliation of fair value measurements $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of reconciliation of fair value measurements [Abstract]
Balance at December 31, 2018	$ 277
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)
Conversion of the proportional part out of the conversion component	(195)
Balance at December 31, 2019